Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 395,076	£ 398,817
Cash collateral and settlement balances, undiscounted	67,534	68,151
Repurchase agreements and other similar secured lending, undiscounted	18,840	40,639
Debt securities in issue, undiscounted	88,819	81,246
Subordinated liabilities, undiscounted	22,474	33,530
Trading portfolio liabilities, undiscounted	37,882	37,351
Financial liabilities designated at fair value, undiscounted	224,580	178,651
Derivative financial instruments, undiscounted	219,662	239,070
Other financial liabilities, undiscounted	3,815	5,020
Total financial liabilities, undiscounted cash flows	1,078,682	1,082,475
On demand [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	342,967	337,881
Cash collateral and settlement balances, undiscounted	3,542	2,047
Repurchase agreements and other similar secured lending, undiscounted	1,331	3,550
Debt securities in issue, undiscounted	26	907
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	37,882	37,351
Financial liabilities designated at fair value, undiscounted	14,280	13,298
Derivative financial instruments, undiscounted	219,578	237,235
Other financial liabilities, undiscounted	277	446
Total financial liabilities, undiscounted cash flows	619,883	632,715
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	30,047	39,602
Cash collateral and settlement balances, undiscounted	63,985	66,059
Repurchase agreements and other similar secured lending, undiscounted	5,542	17,847
Debt securities in issue, undiscounted	14,810	17,614
Subordinated liabilities, undiscounted	306	2,822
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	143,766	102,983
Derivative financial instruments, undiscounted	12	9
Other financial liabilities, undiscounted	2,984	3,793
Total financial liabilities, undiscounted cash flows	261,452	250,729
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	7,295	8,087
Cash collateral and settlement balances, undiscounted	5	16
Repurchase agreements and other similar secured lending, undiscounted	0	4,526
Debt securities in issue, undiscounted	5,976	8,565
Subordinated liabilities, undiscounted	0	1,816
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	6,948	10,609
Derivative financial instruments, undiscounted	0	3
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	20,224	33,622
Over six months and not later than nine months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	6,924	7,650
Cash collateral and settlement balances, undiscounted	2	24
Repurchase agreements and other similar secured lending, undiscounted	0	3,557
Debt securities in issue, undiscounted	12,914	7,025
Subordinated liabilities, undiscounted	123	685
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	12,732	9,118
Derivative financial instruments, undiscounted	0	0
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	32,695	28,059
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	6,069	3,405
Cash collateral and settlement balances, undiscounted	0	5
Repurchase agreements and other similar secured lending, undiscounted	10,238	410
Debt securities in issue, undiscounted	13,849	13,786
Subordinated liabilities, undiscounted	6,147	5,501
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	16,546	18,142
Derivative financial instruments, undiscounted	6	15
Other financial liabilities, undiscounted	554	781
Total financial liabilities, undiscounted cash flows	53,409	42,045
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	546	1,200
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	1,243	10,259
Debt securities in issue, undiscounted	13,351	13,928
Subordinated liabilities, undiscounted	3,568	10,232
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,679	6,177
Derivative financial instruments, undiscounted	3	5
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	26,390	41,801
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	412	267
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	486	490
Debt securities in issue, undiscounted	17,639	12,687
Subordinated liabilities, undiscounted	7,917	6,243
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	5,008	5,490
Derivative financial instruments, undiscounted	4	48
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	31,466	25,225
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	816	725
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	10,254	6,734
Subordinated liabilities, undiscounted	4,413	6,231
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	17,621	12,834
Derivative financial instruments, undiscounted	59	1,755
Other financial liabilities, undiscounted	0	0
Total financial liabilities, undiscounted cash flows	£ 33,163	£ 28,279